PREPAID EXPENSES AND OTHER CURRENT ASSETS	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Prepaid Expenses And Other Current Assets
PREPAID EXPENSES AND OTHER CURRENT ASSETS

NOTE 6 — PREPAID EXPENSES AND OTHER CURRENT ASSETS

As of June 30, 2023 and December 31, 2022, prepaid expenses and other current assets consist of:

	As of June 30, 2023	As of December 30, 2022
Prepaid expenses	$928,511	$798,140
Deposits	158,113	165,868
Other current assets	151,572	126,779
Total	$1,238,196	$1,090,787

NOTE 8 — PREPAID EXPENSES AND OTHER CURRENT ASSETS

As of December 31, 2022, and 2021, prepaid expenses and other current assets consist of:

	As of December 31,
	2022	2021
Prepaid expenses	$798,140	$3,349,990
Deposits	165,868	59,925
Other current assets	126,779	80,531
Total	$1,090,787	$3,490,446